Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash	$ 3,565,488	$ 11,754,558	$ 4,262,168
Inventory	397,272	304,266	225,924
Account receivable	649,650	695,319	255,111
Prepaid expenses and deposits	880,154	617,302	215,904
Promissory Note from Affiliate	2,908,300	2,908,300
Total current assets	8,400,864	16,279,745	4,959,107
Right of use assets	683,307	797,311	29,157
Intangible assets, net	309,754	364,417	559,800
Intellectual property	375,000	375,000
Prepaid Clinical research agreement costs, net	1,287,500
Goodwill	941,937	941,937	941,937
Fixed assets, net	87,195	109,055	35,592
Total assets	12,085,557	18,867,465	6,525,593
Liabilities and Shareholders’ Equity
Accounts Payable	572,301	1,242,928	688,835
Convertible notes, net of discounts	1,892,402		525,000
Contingent note payable issued in acquisition			691,500
Current portion of lease liability	155,050	118,102	23,754
Accrued liabilities	295,965	160,508	112,001
Covid - 19 SBA Loan	47,981	47,547	84,578
Total current Liabilities	2,963,699	1,569,085	2,125,668
Long-term portion lease liability	564,935	695,961	6,384
Total liabilities	3,528,634	2,265,046	2,132,052
Preferred stock, $0.001 par value, 100,000 shares authorized of which none are issued and outstanding
Common Stock value	21,664	24,046	10,656
Treasury Stock, $0.001 par value, 391,723 shares repurchased	(300,151)
Additional paid-in capital	50,426,013	51,668,019	11,657,286
Common stock payable	477,000	285,000
Accumulated deficits	(42,067,603)	(35,374,646)	(7,274,401)
Total Shareholders’ Equity	8,556,923	16,602,419	4,393,541
Total Liabilities and Shareholders’ Equity	$ 12,085,557	$ 18,867,465	$ 6,525,593